SUPPLEMENT TO:
CALVERT SOCIAL INVESTMENT FUND
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814
STATEMENT OF ADDITIONAL INFORMATION
January 31, 2015, as revised October 20, 2015
Date of Supplement: November 5, 2015
Natalie A. Trunow no longer serves as a portfolio manager for Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund.

The statement of additional information is therefore revised as follows:
Delete all references and related information to Ms. Trunow from the section “Portfolio Manager Disclosure.”